Fees and Expenses	Dec. 17, 2025
Guinness Atkinson US Dividend Builder ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of Guinness Atkinson US Dividend Builder ETF. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Management Fees:	0.40%
Other Expenses:	0.00%
Total Annual Fund Operating Expense:	0.40%
Fee Waiver/Expense Reimbursement:(1)	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement:(1)	0.35%

(1)   The Fund’s advisory agreement provides that in exchange for a unitary fee, the Adviser will arrange for and pay for all routine and ordinary expenses of the Fund except for: the management fees, Rule 12b-1 plan payments (if any), interest expenses, taxes, fees related to services for reclamation or collection of foreign taxes withheld, acquired fund fees and expenses (if any), dividends on short positions, costs of shareholder meetings and extraordinary expenses (including litigation, if any). The Adviser has contractually agreed to reduce its fees and/or pay Fund expenses (excluding acquired fund fees and expenses, fees related to services for reclamation or collection of foreign taxes withheld, interest, taxes, dividends on short positions, brokerage commissions, and extraordinary expenses) in order to limit the Fund’s total annual operating expenses to 0.35% through June 30, 2027.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in Guinness Atkinson US Dividend Builder ETF with the cost of investing in other investment companies. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This Example does not include brokerage commissions that you may pay to buy and sell shares. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years
$36	$121

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Guinness Atkinson US Dividend Builder ETF shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund has no operating history and therefore has no portfolio turnover information.

Guinness Atkinson International Dividend Builder ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of Guinness Atkinson International Dividend Builder ETF. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Management Fees:	0.50%
Other Expenses:	0.00%
Total Annual Fund Operating Expense:	0.50%
Fee Waiver/Expense Reimbursement:	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement:(1)	0.45%

(1)   The Fund’s advisory agreement provides that in exchange for a unitary fee, the Adviser will arrange for and pay for all routine and ordinary expenses of the Fund except for: the management fees, Rule 12b-1 plan payments (if any), interest expenses, taxes, fees related to services for reclamation or collection of foreign taxes withheld, acquired fund fees and expenses (if any), dividends on short positions, costs of shareholder meetings and extraordinary expenses (including litigation, if any). The Adviser has contractually agreed to reduce its fees and/or pay Fund expenses (excluding acquired fund fees and expenses, fees related to services for reclamation or collection of foreign taxes withheld, interest, taxes, dividends on short positions, brokerage commissions, and extraordinary expenses) in order to limit the Fund’s total annual operating expenses to 0.45% through June 30, 2027.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in Guinness Atkinson International Dividend Builder ETF with the cost of investing in other investment companies. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This Example does not include brokerage commissions that you may pay to buy and sell shares. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years
$46	$152

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Guinness Atkinson International Dividend Builder ETF shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund has no operating history and therefore has no portfolio turnover information.